Consolidated portfolio of investments—January 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 28.11%
Communication services: 1.46%
Entertainment: 0.22%
Netflix, Inc.†	360	$351,634
Spotify Technology SA†	371	203,512
		555,146
Interactive media & services: 0.97%
Alphabet, Inc. Class A	4,799	979,092
Alphabet, Inc. Class C	1,097	225,543
Meta Platforms, Inc. Class A	1,472	1,014,473
Pinterest, Inc. Class A†	7,500	247,200
		2,466,308
Media: 0.23%
Fox Corp. Class A	6,800	348,024
News Corp. Class A	8,059	226,619
		574,643
Wireless telecommunication services: 0.04%
T-Mobile U.S., Inc.	439	102,274
Consumer discretionary: 2.14%
Automobiles: 0.07%
Tesla, Inc.†	403	163,054
Broadline retail: 0.78%
Amazon.com, Inc.†	7,365	1,750,513
Coupang, Inc.†	9,602	225,743
		1,976,256
Distributors: 0.15%
LKQ Corp.	5,349	199,999
Pool Corp.	527	181,420
		381,419
Hotels, restaurants & leisure: 0.66%
Booking Holdings, Inc.	79	374,267
Chipotle Mexican Grill, Inc. Class A†	4,211	245,712
DoorDash, Inc. Class A†	3,071	579,897
Marriott International, Inc. Class A	334	97,057
Royal Caribbean Cruises Ltd.	1,218	324,719
Texas Roadhouse, Inc. Class A	309	55,960
		1,677,612
Household durables: 0.16%
PulteGroup, Inc.	3,638	413,931
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Specialty retail: 0.32%
O’Reilly Automotive, Inc.†	389	$503,529
Ross Stores, Inc.	2,100	316,176
		819,705
Consumer staples: 0.97%
Beverages: 0.14%
Keurig Dr Pepper, Inc.	11,545	370,594
Consumer staples distribution & retail: 0.29%
Costco Wholesale Corp.	450	440,946
Kroger Co.	308	18,985
U.S. Foods Holding Corp.†	1,671	118,524
Walmart, Inc.	1,587	155,780
		734,235
Household products: 0.26%
Church & Dwight Co., Inc.	3,061	322,997
Colgate-Palmolive Co.	732	63,464
Reynolds Consumer Products, Inc.	10,166	280,683
		667,144
Tobacco: 0.28%
Altria Group, Inc.	3,137	163,846
Philip Morris International, Inc.	4,166	542,413
		706,259
Energy: 1.66%
Energy equipment & services: 0.28%
Baker Hughes Co. Class A	6,743	311,392
Halliburton Co.	180	4,684
Schlumberger NV	6,944	279,704
TechnipFMC PLC	3,585	107,729
		703,509
Oil, gas & consumable fuels: 1.38%
Antero Resources Corp.†	3,519	131,329
Chevron Corp.	2,001	298,529
ConocoPhillips	2,090	206,555
Diamondback Energy, Inc.	2,087	343,019
EOG Resources, Inc.	3,173	399,132
Exxon Mobil Corp.	5,494	586,924
HF Sinclair Corp.	741	26,735
Kinder Morgan, Inc.	3,164	86,947
Marathon Petroleum Corp.	3,028	441,210
Phillips 66	1,499	176,687
Targa Resources Corp.	1,437	282,801
Texas Pacific Land Corp.	33	42,807
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Valero Energy Corp.	3,272	$435,176
Williams Cos., Inc.	983	54,488
		3,512,339
Financials: 3.20%
Banks: 0.27%
Fifth Third Bancorp	9,589	424,889
First Citizens BancShares, Inc. Class A	116	255,744
JPMorgan Chase & Co.	17	4,544
NU Holdings Ltd. Class A†	554	7,335
		692,512
Capital markets: 0.78%
Ameriprise Financial, Inc.	86	46,729
Charles Schwab Corp.	995	82,306
Goldman Sachs Group, Inc.	546	349,659
Interactive Brokers Group, Inc. Class A	1,800	391,392
Jefferies Financial Group, Inc.	4,700	361,383
Robinhood Markets, Inc. Class A†	5,500	285,725
Tradeweb Markets, Inc. Class A	1,593	202,152
Virtu Financial, Inc. Class A	6,300	252,378
		1,971,724
Consumer finance: 0.11%
American Express Co.	813	258,087
Capital One Financial Corp.	174	35,445
		293,532
Financial services: 0.57%
Apollo Global Management, Inc.	2,269	387,953
Berkshire Hathaway, Inc. Class B†	298	139,664
Equitable Holdings, Inc.	5,043	274,440
Euronet Worldwide, Inc.†	2,436	239,946
Mastercard, Inc. Class A	262	145,523
Visa, Inc. Class A	731	249,856
		1,437,382
Insurance: 1.37%
Allstate Corp.	4,162	800,477
Arch Capital Group Ltd.	5,654	526,218
Brown & Brown, Inc.	3,929	411,209
Chubb Ltd.	390	106,033
Hartford Financial Services Group, Inc.	2,312	257,904
Markel Group, Inc.†	146	267,002
MetLife, Inc.	312	26,991
Progressive Corp.	1,970	485,487
Prudential Financial, Inc.	150	18,114
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Insurance(continued)
Travelers Cos., Inc.	1,824	$447,208
W.R. Berkley Corp.	2,302	135,427
		3,482,070
Mortgage real estate investment trusts (REITs): 0.10%
Annaly Capital Management, Inc.	12,901	263,309
Health care: 1.53%
Biotechnology: 0.29%
AbbVie, Inc.	1,300	239,070
Exelixis, Inc.†	7,700	255,255
United Therapeutics Corp.†	711	249,682
		744,007
Health care equipment & supplies: 0.32%
Alcon AG	2,970	270,537
Intuitive Surgical, Inc.†	926	529,561
		800,098
Health care providers & services: 0.30%
Cigna Group	209	61,490
Labcorp Holdings, Inc.	1,503	375,449
UnitedHealth Group, Inc.	605	328,207
		765,146
Life sciences tools & services: 0.11%
Charles River Laboratories International, Inc.†	1,731	285,199
Pharmaceuticals: 0.51%
Bristol-Myers Squibb Co.	1,321	77,873
Eli Lilly & Co.	763	618,854
Intra-Cellular Therapies, Inc.†	899	114,245
Johnson & Johnson	268	40,776
Merck & Co., Inc.	4,524	447,062
		1,298,810
Industrials: 3.27%
Aerospace & defense: 0.46%
General Dynamics Corp.	1,743	447,916
General Electric Co.	1,472	299,655
L3Harris Technologies, Inc.	1,344	284,941
Lockheed Martin Corp.	242	112,034
TransDigm Group, Inc.	19	25,714
		1,170,260
Building products: 0.16%
Carlisle Cos., Inc.	694	270,285
Trane Technologies PLC	336	121,884
		392,169
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Commercial services & supplies: 0.21%
Republic Services, Inc. Class A	2,429	$526,777
Construction & engineering: 0.69%
AECOM	811	85,512
API Group Corp.†	6,109	233,058
Comfort Systems USA, Inc.	668	291,749
EMCOR Group, Inc.	1,804	808,300
MasTec, Inc.†	343	49,766
Quanta Services, Inc.	917	282,079
		1,750,464
Electrical equipment: 0.15%
Generac Holdings, Inc.†	1,500	223,995
Vertiv Holdings Co. Class A	1,328	155,402
		379,397
Ground transportation: 0.12%
Knight-Swift Transportation Holdings, Inc.	5,500	313,995
Industrial conglomerates: 0.32%
3M Co.	3,380	514,436
Honeywell International, Inc.	1,362	304,707
		819,143
Machinery: 0.57%
Allison Transmission Holdings, Inc.	1,887	221,798
Caterpillar, Inc.	535	198,720
Cummins, Inc.	269	95,831
Gates Industrial Corp. PLC†	10,000	206,900
PACCAR, Inc.	2,230	247,263
Westinghouse Air Brake Technologies Corp.	2,343	487,157
		1,457,669
Passenger airlines: 0.11%
United Airlines Holdings, Inc.†	2,500	264,600
Professional services: 0.30%
Dun & Bradstreet Holdings, Inc.	16,100	198,030
Jacobs Solutions, Inc.	2,691	377,090
Leidos Holdings, Inc.	1,300	184,639
		759,759
Trading companies & distributors: 0.18%
AerCap Holdings NV	4,724	451,614
WW Grainger, Inc.	13	13,815
		465,429
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Information technology: 5.30%
Communications equipment: 0.31%
Arista Networks, Inc.†	6,772	$780,338
Motorola Solutions, Inc.	8	3,754
		784,092
Electronic equipment, instruments & components: 0.13%
Jabil, Inc.	143	23,224
TD SYNNEX Corp.	2,000	285,020
Zebra Technologies Corp. Class A†	87	34,099
		342,343
IT services: 0.43%
Accenture PLC Class A	490	188,625
Gartner, Inc.†	338	183,477
Okta, Inc.†	3,000	282,660
Twilio, Inc. Class A†	2,900	425,082
		1,079,844
Semiconductors & semiconductor equipment: 2.06%
Advanced Micro Devices, Inc.†	647	75,020
Analog Devices, Inc.	722	152,984
Broadcom, Inc.	5,169	1,143,744
KLA Corp.	517	381,670
Micron Technology, Inc.	1,049	95,711
Monolithic Power Systems, Inc.	291	185,475
NVIDIA Corp.	15,512	1,862,526
ON Semiconductor Corp.†	3,900	204,126
QUALCOMM, Inc.	3,259	563,579
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,200	251,184
Teradyne, Inc.	1,700	196,843
Texas Instruments, Inc.	571	105,412
		5,218,274
Software: 1.51%
AppLovin Corp. Class A†	350	129,357
Cadence Design Systems, Inc.†	967	287,799
Datadog, Inc. Class A†	1,973	281,567
Microsoft Corp.	5,636	2,339,278
Oracle Corp.	1,224	208,153
Salesforce, Inc.	850	290,445
ServiceNow, Inc.†	280	285,146
Synopsys, Inc.†	25	13,137
		3,834,882
Technology hardware, storage & peripherals: 0.86%
Apple, Inc.	8,364	1,973,904
Dell Technologies, Inc. Class C	2,100	217,560
		2,191,464
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Materials: 2.37%
Chemicals: 0.07%
Huntsman Corp.	11,128	$187,284
Construction materials: 0.20%
Vulcan Materials Co.	1,844	505,533
Containers & packaging: 0.14%
Graphic Packaging Holding Co.	12,946	355,109
Metals & mining: 1.96%
Agnico Eagle Mines Ltd.	2,401	223,158
Agnico Eagle Mines Ltd. Toronto Stock Exchange	4,000	371,760
Alamos Gold, Inc. Class A	11,900	248,833
Alcoa Corp.	2,804	99,037
Anglogold Ashanti PLC	4,400	132,924
Artemis Gold, Inc.†	13,000	141,150
B2Gold Corp.	22,000	53,132
Barrick Gold Corp.	10,036	164,289
Calibre Mining Corp.†	24,000	42,770
Centerra Gold, Inc.	3,000	18,764
Dundee Precious Metals, Inc.	12,000	121,622
Eldorado Gold Corp.†	2,300	35,006
Endeavour Mining PLC	6,680	137,383
Evolution Mining Ltd.	5,000	17,375
Franco-Nevada Corp.	1,000	135,941
Freeport-McMoRan, Inc.	16,490	591,167
G Mining Ventures Corp.†	7,200	70,546
Gold Fields Ltd. ADR	8,500	143,905
IAMGOLD Corp.†	15,000	93,302
Kinross Gold Corp.	34,000	382,964
Lundin Gold, Inc.	10,200	252,658
MAG Silver Corp.†	3,000	47,146
New Gold, Inc.†	21,000	63,433
Newmont Corp.	7,800	333,216
Northern Star Resources Ltd.	13,500	142,880
OceanaGold Corp.	30,000	89,586
Orla Mining Ltd.†	4,000	24,550
Osisko Gold Royalties Ltd.	2,400	44,388
Pan American Silver Corp.	479	11,110
Pan American Silver Corp.-U.S. Exchange Traded Shares	5,000	116,050
Royal Gold, Inc.	950	132,829
SilverCrest Metals, Inc.†	1,500	15,719
Skeena Resources Ltd.†	3,500	34,341
Torex Gold Resources, Inc.†	6,400	135,764
Triple Flag Precious Metals Corp.	800	12,793
Wheaton Precious Metals Corp.	4,500	280,772
		4,962,263
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Real estate: 5.87%
Health care REITs: 0.53%
Alexandria Real Estate Equities, Inc.	2,709	$263,721
Welltower, Inc.	7,864	1,073,279
		1,337,000
Industrial REITs: 0.88%
First Industrial Realty Trust, Inc.	7,340	391,883
Prologis, Inc.	10,447	1,245,805
Terreno Realty Corp.	9,296	608,144
		2,245,832
Office REITs: 0.21%
BXP, Inc.	5,337	390,348
Cousins Properties, Inc.	4,559	139,186
		529,534
Real estate management & development: 0.20%
CBRE Group, Inc. Class A†	3,562	515,564
Residential REITs: 1.16%
American Homes 4 Rent Class A	12,506	433,083
Camden Property Trust	4,232	481,221
Independence Realty Trust, Inc.	15,340	294,681
Invitation Homes, Inc.	13,578	422,955
Mid-America Apartment Communities, Inc.	3,568	544,405
Sun Communities, Inc.	6,166	779,999
		2,956,344
Retail REITs: 0.38%
Federal Realty Investment Trust	2,551	277,115
Simon Property Group, Inc.	3,882	674,925
		952,040
Specialized REITs: 2.51%
American Tower Corp.	6,546	1,210,683
Crown Castle, Inc.	3,531	315,248
CubeSmart	7,191	299,865
Equinix, Inc.	1,510	1,379,626
Extra Space Storage, Inc.	4,504	693,616
Four Corners Property Trust, Inc.	7,276	199,581
Gaming & Leisure Properties, Inc.	12,201	590,406
Iron Mountain, Inc.	5,143	522,374
SBA Communications Corp. Class A	3,484	688,299
VICI Properties, Inc. Class A	15,639	465,573
		6,365,271
Utilities: 0.34%
Electric utilities: 0.29%
Edison International	590	31,860
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Electric utilities(continued)
FirstEnergy Corp.	11,844	$471,391
NRG Energy, Inc.	855	87,586
PG&E Corp.	8,898	139,254
		730,091
Independent power and renewable electricity producers: 0.05%
Vistra Corp.	826	138,793
Total common stocks (Cost $57,554,831)		71,389,436

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 6.46%
Basic materials: 0.11%
Iron/steel: 0.07%
Cleveland-Cliffs, Inc.144A	6.88%	11-1-2029	$175,000	175,541
Mining: 0.04%
Kaiser Aluminum Corp.144A	4.63	3-1-2028	120,000	115,634
Communications: 0.81%
Advertising: 0.11%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	105,000	102,282
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	175,000	172,116
				274,398
Internet: 0.22%
Arches Buyer, Inc.144A	4.25	6-1-2028	300,000	280,287
Gen Digital, Inc.144A	6.75	9-30-2027	275,000	279,559
				559,846
Media: 0.46%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	405,000	397,519
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	150,000	148,543
Nexstar Media, Inc.144A	5.63	7-15-2027	50,000	49,315
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	135,000	129,058
Sirius XM Radio LLC144A	5.00	8-1-2027	437,000	429,117
				1,153,552
Telecommunications: 0.02%
Viasat, Inc.144A	5.63	4-15-2027	60,000	58,274
Consumer, cyclical: 1.61%
Airlines: 0.14%
American Airlines, Inc.144A	7.25	2-15-2028	55,000	56,281
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	263,333	263,183
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	27,493	27,002
				346,466
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.06%
Hanesbrands, Inc.144A	4.88%	5-15-2026	$155,000	$153,771
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	193,927
Auto parts & equipment: 0.16%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	219,727
American Axle & Manufacturing, Inc.	6.50	4-1-2027	80,000	80,038
Dana, Inc.	5.63	6-15-2028	120,000	119,189
				418,954
Entertainment: 0.50%
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	358,174
Cinemark USA, Inc.144A	5.25	7-15-2028	170,000	166,637
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	340,565
Six Flags Entertainment Corp.144A	5.50	4-15-2027	200,000	198,805
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	208,000	208,328
				1,272,509
Home builders: 0.11%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	290,609
Housewares: 0.06%
Newell Brands, Inc.	5.70	4-1-2026	150,000	150,486
Leisure time: 0.21%
NCL Corp. Ltd.144A	5.88	2-15-2027	35,000	35,161
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	47,784
Sabre Global, Inc.144A	10.75	11-15-2029	184,000	189,827
Viking Cruises Ltd.144A	5.88	9-15-2027	140,000	139,739
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	117,230
				529,741
Retail: 0.29%
Advance Auto Parts, Inc.	1.75	10-1-2027	25,000	22,542
Gap, Inc.144A	3.63	10-1-2029	105,000	95,515
Group 1 Automotive, Inc.144A	6.38	1-15-2030	55,000	55,902
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	120,000	117,555
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	190,000	182,099
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	185,000	198,132
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	25,000	26,474
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	45,000	43,809
				742,028
Consumer, non-cyclical: 0.47%
Commercial services: 0.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	80,000	76,374
CoreCivic, Inc.	8.25	4-15-2029	195,000	206,212
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
GEO Group, Inc.	8.63%	4-15-2029	$115,000	$121,419
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	320,774
Upbound Group, Inc.144A	6.38	2-15-2029	55,000	53,875
				778,654
Food: 0.08%
B&G Foods, Inc.144A	8.00	9-15-2028	195,000	202,073
Healthcare-services: 0.04%
Star Parent, Inc.144A	9.00	10-1-2030	45,000	47,354
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	67,662
				115,016
Pharmaceuticals: 0.04%
AdaptHealth LLC144A	6.13	8-1-2028	95,000	93,317
Energy: 1.40%
Energy-alternate sources: 0.05%
TerraForm Power Operating LLC144A	5.00	1-31-2028	125,000	120,450
Oil & gas: 0.41%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	100,000	102,557
Antero Resources Corp.144A	8.38	7-15-2026	390,000	397,827
Civitas Resources, Inc.144A	8.38	7-1-2028	150,000	156,881
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	70,000	71,911
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	140,000	139,040
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	30,000	29,522
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	141,024
				1,038,762
Oil & gas services: 0.31%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	210,017
Bristow Group, Inc.144A	6.88	3-1-2028	140,000	140,746
Oceaneering International, Inc.	6.00	2-1-2028	325,000	322,561
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	55,000	55,341
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	55,000	56,283
				784,948
Pipelines: 0.63%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,616
Buckeye Partners LP144A	6.88	7-1-2029	115,000	117,733
Energy Transfer LP Series F (5 Year Treasury Constant Maturity+5.13%)ʊ±	6.75	5-15-2025	40,000	39,863
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	20,000	19,989
Harvest Midstream I LP144A	7.50	9-1-2028	170,000	173,870
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	225,077
Kinetik Holdings LP144A	6.63	12-15-2028	165,000	168,721
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00%	3-1-2027	$360,000	$358,323
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	397,118
				1,610,310
Financial: 0.92%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	24,480
Diversified financial services: 0.45%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	140,000	138,099
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	214,337
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	45,000	46,225
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	214,714
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	90,000	90,206
Navient Corp.	4.88	3-15-2028	50,000	47,878
Navient Corp.	5.00	3-15-2027	35,000	34,393
OneMain Finance Corp.	7.13	3-15-2026	120,000	122,397
PRA Group, Inc.144A	8.38	2-1-2028	110,000	113,319
United Wholesale Mortgage LLC144A	5.75	6-15-2027	115,000	114,311
				1,135,879
Insurance: 0.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	70,000	70,739
AmWINS Group, Inc.144A	6.38	2-15-2029	70,000	70,811
				141,550
Investment Companies: 0.03%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	69,000	68,904
REITs: 0.38%
Brandywine Operating Partnership LP	3.95	11-15-2027	65,000	61,548
Iron Mountain, Inc.144A	5.25	3-15-2028	300,000	294,818
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	95,000	94,938
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	100,000	98,855
Service Properties Trust	5.25	2-15-2026	125,000	122,906
Service Properties Trust144A	8.63	11-15-2031	55,000	58,404
Starwood Property Trust, Inc.144A	3.63	7-15-2026	230,000	223,478
				954,947
Industrial: 0.82%
Aerospace/defense: 0.18%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	177,399
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	40,000	44,253
TransDigm, Inc.144A	6.38	3-1-2029	240,000	242,405
				464,057
See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.04%
Standard Industries, Inc.144A	5.00%	2-15-2027	$100,000	$98,613
Electrical components & equipment: 0.14%
Energizer Holdings, Inc.144A	4.75	6-15-2028	145,000	139,274
Energizer Holdings, Inc.144A	6.50	12-31-2027	45,000	45,634
WESCO Distribution, Inc.144A	6.38	3-15-2029	170,000	173,184
				358,092
Machinery-diversified: 0.10%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,447
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	250,000	247,208
				257,655
Packaging & containers: 0.22%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	303,382
Berry Global, Inc.144A	4.50	2-15-2026	15,000	14,876
Berry Global, Inc.144A	5.63	7-15-2027	105,000	105,164
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	35,000	35,556
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	85,000	85,280
				544,258
Trucking & leasing: 0.14%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	360,000	351,882
Technology: 0.06%
Computers: 0.03%
Seagate HDD Cayman	8.25	12-15-2029	85,000	91,169
Software: 0.03%
Rocket Software, Inc.144A	9.00	11-28-2028	70,000	72,507
Utilities: 0.26%
Electric: 0.26%
Edison International Series B (5 Year Treasury Constant Maturity+3.90%)ʊ±	5.00	12-15-2026	45,000	40,366
NextEra Energy Operating Partners LP144A	3.88	10-15-2026	145,000	138,850
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	195,000	185,008
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	215,000	203,207
PG&E Corp.	5.00	7-1-2028	85,000	81,903
				649,334
Total corporate bonds and notes (Cost $16,145,140)				16,392,593
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Investment companies: 3.42%
Exchange-traded funds: 3.42%
iShares J.P. Morgan USD Emerging Markets Bond ETF	96,000	$8,692,800
Total investment companies (Cost $8,855,800)		8,692,800

	Interest rate	Maturity date	Principal
Loans: 0.27%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	9.55%	8-2-2027	$53,240	53,281
Consumer, cyclical: 0.11%
Airlines: 0.03%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.04	10-20-2027	72,517	73,786
Auto parts & equipment: 0.05%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.55	3-30-2027	119,098	116,716
Retail: 0.03%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	95,000	91,145
Consumer, non-cyclical: 0.04%
Healthcare-services: 0.04%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.08	7-1-2031	109,450	90,570
Modivcare, Inc. (U.S. SOFR 3 Month+8.50%)‡±	12.79	1-9-2026	18,826	18,449
				109,019
Financial: 0.06%
Insurance: 0.06%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	12-23-2026	45,726	45,694
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.68	7-31-2027	94,754	94,649
				140,343
Utilities: 0.04%
Electric: 0.04%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	6.76	12-15-2027	110,335	110,490
Total loans (Cost $709,035)				694,780
U.S. Treasury securities: 25.14%
TIPS	0.13	4-15-2026	5,100,890	5,013,562
TIPS	0.13	7-15-2026	4,468,533	4,398,652
TIPS	0.13	4-15-2027	5,419,438	5,245,717
TIPS	0.13	1-15-2030	5,150,292	4,735,271
TIPS	0.13	7-15-2030	4,651,403	4,251,080
TIPS	0.13	1-15-2031	509,032	458,126
TIPS	0.13	7-15-2031	1,730,396	1,546,881
TIPS	0.13	1-15-2032	2,970,571	2,613,676
TIPS	0.13	2-15-2051	2,884,108	1,616,651
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.25%	7-15-2029	$1,140,895	$1,070,359
TIPS	0.25	2-15-2050	196,346	116,577
TIPS	0.38	1-15-2027	111,018	108,583
TIPS	0.38	7-15-2027	2,186,126	2,131,169
TIPS	0.50	1-15-2028	3,312,739	3,203,875
TIPS	0.63	1-15-2026	1,752,683	1,737,518
TIPS	0.75	2-15-2042	823,787	643,855
TIPS	0.88	1-15-2029	2,992,505	2,891,779
TIPS	1.00	2-15-2048	1,464,924	1,098,460
TIPS	1.00	2-15-2049	1,523,355	1,128,548
TIPS	1.38	7-15-2033	4,711,049	4,473,727
TIPS	1.38	2-15-2044	1,462,018	1,240,440
TIPS	1.50	2-15-2053	1,268,337	1,028,434
TIPS	1.63	10-15-2027	4,382,681	4,399,788
TIPS	1.75	1-15-2034	1,837,202	1,785,797
TIPS	2.13	2-15-2040	1,401,302	1,376,889
TIPS	2.13	2-15-2041	1,937,715	1,903,009
TIPS	3.88	4-15-2029	115,150	124,645
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2034	3,549,274	3,489,358
Total U.S. Treasury securities (Cost $67,777,287)				63,832,426
Yankee corporate bonds and notes: 0.94%
Communications: 0.07%
Internet: 0.07%
Rakuten Group, Inc.144A	11.25	2-15-2027	175,000	191,279
Consumer, cyclical: 0.46%
Airlines: 0.27%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	504,688
Latam Airlines Group SA144A	13.38	10-15-2029	165,000	187,764
				692,452
Leisure time: 0.19%
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	485,132
Financial: 0.09%
Banks: 0.08%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	199,738
Diversified financial services: 0.01%
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	30,000	30,914
Industrial: 0.12%
Electronics: 0.03%
Sensata Technologies BV144A	4.00	4-15-2029	75,000	69,415
Packaging & containers: 0.09%
Trivium Packaging Finance BV144A	5.50	8-15-2026	225,000	223,876
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90%	12-1-2027	$215,000	$222,338
Utilities: 0.11%
Electric: 0.11%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	65,000	62,032
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	205,000	206,891
				268,923
Total yankee corporate bonds and notes (Cost $2,342,771)				2,384,067

		Yield	Shares
Short-term investments: 29.50%
Investment companies: 29.50%
Allspring Government Money Market Fund Select Class♠∞*		4.32	74,896,981	74,896,981
Total short-term investments (Cost $74,896,981)				74,896,981
Total investments in securities (Cost $228,281,845)	93.84%			238,283,083
Other assets and liabilities, net	6.16			15,640,519
Total net assets	100.00%			$253,923,602

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$107,853,407	$91,310,962	$(124,267,388)	$0	$0	$74,896,981	74,896,981	$3,115,280
See accompanying consolidated notes to portfolio of investments
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	739,465	AUD	1,163,000	Morgan Stanley, Inc.	3-19-2025	$16,295	$0
USD	480,267	BRL	2,951,000	Morgan Stanley, Inc.	3-19-2025	0	(20,013)
USD	1,547,085	CAD	2,195,000	Morgan Stanley, Inc.	3-19-2025	33,964	0
USD	1,004,080	CHF	888,000	Morgan Stanley, Inc.	3-19-2025	24,310	0
USD	492,546	CLP	486,616,000	Morgan Stanley, Inc.	3-19-2025	0	(3,315)
USD	843,457	CZK	20,067,000	Morgan Stanley, Inc.	3-19-2025	16,346	0
USD	1,050,851	EUR	997,000	Morgan Stanley, Inc.	3-19-2025	14,466	0
GBP	871,000	USD	1,099,625	Morgan Stanley, Inc.	3-19-2025	0	(19,825)
USD	1,995,654	GBP	1,596,000	Morgan Stanley, Inc.	3-19-2025	17,054	0
USD	581,106	HUF	227,362,000	Morgan Stanley, Inc.	3-19-2025	4,401	0
IDR	28,281,494,000	USD	1,758,953	Morgan Stanley, Inc.	3-19-2025	0	(26,650)
USD	3,184,190	IDR	51,673,041,000	Morgan Stanley, Inc.	3-19-2025	19,104	0
USD	3,110,973	INR	265,702,000	Morgan Stanley, Inc.	3-19-2025	53,343	0
INR	38,644,000	USD	448,489	Morgan Stanley, Inc.	3-19-2025	0	(3,783)
USD	892,008	JPY	135,501,000	Morgan Stanley, Inc.	3-19-2025	14,033	0
USD	840,881	KRW	1,203,081,000	Morgan Stanley, Inc.	3-19-2025	11,360	0
USD	661,770	MXN	13,532,000	Morgan Stanley, Inc.	3-19-2025	13,017	0
USD	641,483	NOK	7,145,000	Morgan Stanley, Inc.	3-19-2025	10,251	0
USD	754,039	NZD	1,308,000	Morgan Stanley, Inc.	3-19-2025	15,718	0
USD	705,754	PLN	2,877,000	Morgan Stanley, Inc.	3-19-2025	0	(628)
USD	705,909	SEK	7,706,000	Morgan Stanley, Inc.	3-19-2025	9,107	0
ZAR	12,800,000	USD	710,559	Morgan Stanley, Inc.	3-19-2025	0	(27,951)
						$272,769	$(102,165)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Light Sweet Crude Oil Futures**	1	2-20-2025	$75,987	$72,530	$0	$(3,457)
Henry Hub Natural Gas Futures**	6	2-26-2025	159,830	182,640	22,810	0
Brent Crude Oil Futures**	4	2-28-2025	320,455	302,680	0	(17,775)
NY Harbor ULSD Futures**	5	2-28-2025	530,788	503,433	0	(27,355)
10-Year Euro BUND Index	315	3-6-2025	44,702,211	43,305,033	0	(1,397,178)
Number 2 Cotton Futures**	31	3-7-2025	1,083,721	1,021,140	0	(62,581)
TOPIX Index	4	3-13-2025	707,717	719,817	12,100	0
Hard Red Winter Wheat Futures**	19	3-14-2025	519,261	550,288	31,027	0
Soybean Futures**	4	3-14-2025	200,216	208,400	8,184	0
Soybean Meal Futures**	30	3-14-2025	896,284	903,300	7,016	0
Wheat Futures**	38	3-14-2025	1,067,598	1,063,050	0	(4,548)
10-Year Australian Bond	283	3-17-2025	20,035,766	19,760,921	0	(274,845)
LME Copper Futures**	5	3-17-2025	1,134,720	1,124,309	0	(10,411)
LME Lead Futures**	1	3-17-2025	48,574	48,363	0	(211)
LME Nickel Futures**	3	3-17-2025	276,873	272,018	0	(4,855)
LME Primary Aluminum Futures**	9	3-17-2025	564,296	586,519	22,223	0
LME Zinc Futures**	8	3-17-2025	565,831	544,430	0	(21,401)
Volatility Index	81	3-18-2025	1,520,706	1,456,866	0	(63,840)
C Coffee Futures**	1	3-19-2025	97,598	141,694	44,096	0
10-Year Canadian Bond	273	3-20-2025	22,668,217	23,279,245	611,028	0
10-Year U.S. Treasury Notes	196	3-20-2025	21,429,418	21,333,375	0	(96,043)
S&P ASX Share Price Index 200	8	3-20-2025	1,032,784	1,057,760	24,976	0
S&P/TSX 60 Index	5	3-20-2025	1,051,919	1,061,272	9,353	0
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 17

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Ultra 10-Year U.S. Treasury Notes	344	3-20-2025	$38,708,224	$38,313,000	$0	$(395,224)
DAX Index	2	3-21-2025	1,065,101	1,131,596	66,495	0
E-Mini NASDAQ 100 Index	2	3-21-2025	883,548	863,570	0	(19,978)
E-Mini Russell 2000 Index	6	3-21-2025	713,221	688,620	0	(24,601)
E-Mini S&P 500 Index	137	3-21-2025	41,850,788	41,560,662	0	(290,126)
Euro STOXX 600 Index	379	3-21-2025	10,223,724	10,615,718	391,994	0
FTSE 100 Index	11	3-21-2025	1,133,689	1,181,265	47,576	0
MSCI EAFE Index	63	3-21-2025	7,151,664	7,467,075	315,411	0
MSCI Emerging Markets Index	38	3-21-2025	2,044,048	2,071,760	27,712	0
U.S. Real Estate Futures	127	3-21-2025	4,791,294	4,629,150	0	(162,144)
Long Gilt Futures	212	3-27-2025	24,832,603	24,385,400	0	(447,203)
Silver Futures**	2	3-27-2025	314,357	322,650	8,293	0
Lean Hogs Futures**	26	4-14-2025	936,361	939,640	3,279	0
Gold 100 Troy Ounces Futures**	10	4-28-2025	2,776,934	2,835,000	58,066	0
Short
CAC 40 Index	(11)	2-21-2025	(845,939)	(908,804)	0	(62,865)
Number 11 World Sugar Futures**	(31)	2-28-2025	(740,751)	(671,832)	68,919	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(9)	2-28-2025	(803,628)	(778,226)	25,402	0
10-Year Euro BUND Index	(22)	3-6-2025	(3,011,886)	(3,024,479)	0	(12,593)
30-Year Euro BUXL Futures	(64)	3-6-2025	(9,368,022)	(8,559,466)	808,556	0
Gas Oil Futures**	(2)	3-12-2025	(148,895)	(141,400)	7,495	0
Corn Futures**	(46)	3-14-2025	(1,007,996)	(1,108,600)	0	(100,604)
Soybean Oil Futures**	(2)	3-14-2025	(51,508)	(55,332)	0	(3,824)
10-Year Australian Bond	(44)	3-17-2025	(3,136,261)	(3,072,369)	63,892	0
LME Copper Futures**	(3)	3-17-2025	(676,899)	(674,585)	2,314	0
LME Lead Futures**	(5)	3-17-2025	(243,849)	(241,816)	2,033	0
LME Nickel Futures**	(4)	3-17-2025	(368,716)	(362,691)	6,025	0
LME Primary Aluminum Futures**	(15)	3-17-2025	(939,504)	(977,531)	0	(38,027)
LME Zinc Futures**	(7)	3-17-2025	(494,006)	(476,376)	17,630	0
10-Year U.S. Treasury Notes	(33)	3-20-2025	(3,628,436)	(3,591,844)	36,592	0
S&P ASX Share Price Index 200	(76)	3-20-2025	(9,811,139)	(10,048,723)	0	(237,584)
Ultra Long Term U.S. Treasury Bond	(156)	3-20-2025	(18,187,191)	(18,481,125)	0	(293,934)
Euro STOXX 50 Index	(220)	3-21-2025	(11,413,592)	(12,075,548)	0	(661,956)
Long Gilt Futures	(19)	3-27-2025	(2,228,060)	(2,185,484)	42,576	0
Live Cattle Futures**	(9)	4-30-2025	(711,437)	(728,280)	0	(16,843)
					$2,793,073	$(4,752,006)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd, the consolidated entity.
See accompanying consolidated notes to portfolio of investments
18 | Allspring Real Return Portfolio

Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of January 31, 2025, the Subsidiary had $32,112,870 of investments in affiliates and cash at broker segregated for futures contacts representing 99.89% of its net assets. As of January 31, 2025, the Portfolio held $32,149,105 in the Subsidiary, representing 14.50% of the Portfolio net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on
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Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and is subject to interest rate risk, equity price risk, commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
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Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,698,371	$0	$0	$3,698,371
Consumer discretionary	5,431,977	0	0	5,431,977
Consumer staples	2,478,232	0	0	2,478,232
Energy	4,215,848	0	0	4,215,848
Financials	8,140,529	0	0	8,140,529
Health care	3,893,260	0	0	3,893,260
Industrials	8,299,662	0	0	8,299,662
Information technology	13,450,899	0	0	13,450,899
Materials	5,849,934	160,255	0	6,010,189
Real estate	14,901,585	0	0	14,901,585
Utilities	868,884	0	0	868,884
Corporate bonds and notes	0	16,392,593	0	16,392,593
Investment companies	8,692,800	0	0	8,692,800
Loans	0	676,331	18,449	694,780
U.S. Treasury securities	63,832,426	0	0	63,832,426
Yankee corporate bonds and notes	0	2,384,067	0	2,384,067
Short-term investments
Investment companies	74,896,981	0	0	74,896,981
	218,651,388	19,613,246	18,449	238,283,083
Forward foreign currency contracts	0	272,769	0	272,769
Futures contracts	2,793,073	0	0	2,793,073
Total assets	$221,444,461	$19,886,015	$18,449	$241,348,925
Liabilities
Forward foreign currency contracts	$0	$102,165	$0	$102,165
Futures contracts	4,752,006	0	0	4,752,006
Total liabilities	$4,752,006	$102,165	$0	$4,854,171
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of January 31, 2025, $15,391,800 was segregated as cash collateral for these open futures contracts.  The Portfolio also received $260,000 as cash collateral for open forward foreign currency contracts.
At January 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
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